Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss), Net Of Tax [Abstract]
Components of Accumulated Other Comprehensive Loss included in Stockholders Equity
The components of accumulated other comprehensive loss, included in stockholders’ equity, are as follows:

	2013	2012
	(In thousands)

Net unrealized (loss) gain on securities available-for-sale	$(636)	$524
Net unrealized gain (loss) for funded (unfunded) status of defined benefit plan liability	346	(2,169)

	(290)	(1,645)
Tax effect	99	558

Net-of-tax amount	$(191)	$(1,087)